Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	$ (6,252,747)	$ (8,185,793)	$ (15,297,513)		$ (15,297,513)	$ (15,297,513)	$ (15,297,513)	$ (21,180,336)
Reduction of deferred underwriter fees			10,844,098				10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)		(4,355,287)	(5,439,596)		(4,695,302)
Issuance of subscription shares	491,175	166,966	256,635
Net income (loss)	(338,050)	2,552,400	(420,047)	$ 2,552,400	2,132,353	1,794,302	(34,727)	10,578,125
Balance	(7,183,933)	(6,252,747)	(8,185,793)	(6,252,747)	(6,252,747)	(7,183,933)	(9,233,742)	(15,297,513)
Conversion of class B shares to Class A shares
Additional Paid-in Capital
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	6,912,413	7,531,767
Reduction of deferred underwriter fees			10,844,098				10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)
Issuance of subscription shares	491,175	166,966	256,635
Net income (loss)
Balance	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277	6,098,498
Conversion of class B shares to Class A shares
Accumulated Deficit
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(13,165,959)	(15,718,359)	(15,298,312)		(15,298,312)	(15,298,312)	(15,298,312)	(21,181,135)
Reduction of deferred underwriter fees
Accretion of Class A ordinary shares to redemption value								(4,695,302)
Net income (loss)	(338,050)	2,552,400	(420,047)				(34,727)	10,578,125
Balance	$ (13,504,009)	$ (13,165,959)	$ (15,718,359)	$ (13,165,959)	$ (13,165,959)	$ (13,504,009)	(15,333,039)	$ (15,298,312)
Conversion of class B shares to Class A shares
Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance (in Shares)							7,980,409
Class A | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Reduction of deferred underwriter fees
Accretion of Class A ordinary shares to redemption value
Net income (loss)
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799	$ 799
Conversion of class B shares to Class A shares (in Shares)	7,980,409						7,980,409
Conversion of class B shares to Class A shares	$ 799						$ 799
Class B
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409	7,980,409
Balance (in Shares)	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409		7,980,409
Class B | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799	$ 799	$ 799
Reduction of deferred underwriter fees
Accretion of Class A ordinary shares to redemption value
Net income (loss)
Balance (in Shares)		7,980,409	7,980,409	7,980,409	7,980,409			7,980,409
Balance		$ 799	$ 799	$ 799	$ 799			$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)						(7,980,409)
Conversion of class B shares to Class A shares	$ (799)						$ (799)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(5,252,495)	(8,734,659)	(15,297,513)		(15,297,513)	(15,297,513)	(15,297,513)
Reduction of deferred underwriter fees			10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)		(4,355,287)	(5,439,596)
Net income (loss)	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
Balance	(10,942,649)	(5,252,495)	(8,734,659)	(5,252,495)	(5,252,495)	(10,942,649)		(15,297,513)
Conversion of class B shares to Class A shares
As Previously Reported [Member] | Additional Paid-in Capital
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	6,488,812	7,275,132
Reduction of deferred underwriter fees			10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)
Balance	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501
As Previously Reported [Member] | Accumulated Deficit
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(11,742,106)	(16,010,590)	(15,298,312)		(15,298,312)	(15,298,312)	$ (15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	(4,605,843)	4,268,484	(712,278)
Balance	$ (16,347,949)	$ (11,742,106)	$ (16,010,590)	$ (11,742,106)	$ (11,742,106)	$ (16,347,949)		$ (15,298,312)
As Previously Reported [Member] | Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)		7,980,409
Balance (in Shares)	7,980,409		7,980,409			7,980,409
As Previously Reported [Member] | Class A | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799
Conversion of class B shares to Class A shares (in Shares)	7,980,409
Conversion of class B shares to Class A shares	$ 799
As Previously Reported [Member] | Class B
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409
Balance (in Shares)		7,980,409		7,980,409	7,980,409
As Previously Reported [Member] | Class B | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799	$ 799
Balance (in Shares)		7,980,409	7,980,409	7,980,409	7,980,409			7,980,409
Balance		$ 799	$ 799	$ 799	$ 799			$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)
Conversion of class B shares to Class A shares	$ (799)
Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(16,297,765)	(14,748,647)	(15,297,513)		(15,297,513)	(15,297,513)	(15,297,513)
Issuance of subscription shares	491,175	166,966	256,635
Net income (loss)	4,267,793	(1,716,084)	292,231
Balance	(11,538,797)	(16,297,765)	(14,748,647)	(16,297,765)	(16,297,765)	(11,538,797)		(15,297,513)
Conversion of class B shares to Class A shares
Restatement Impacts [Member] | Additional Paid-in Capital
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	423,601	256,635
Issuance of subscription shares	491,175	166,966	256,635
Balance	914,776	423,601	256,635	423,601	423,601	914,776
Restatement Impacts [Member] | Accumulated Deficit
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(16,722,165)	(15,006,081)	(15,298,312)		(15,298,312)	(15,298,312)	$ (15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	4,267,793	(1,716,084)	292,231
Balance	$ (12,454,372)	$ (16,722,165)	$ (15,006,081)	$ (16,722,165)	$ (16,722,165)	$ (12,454,372)		$ (15,298,312)
Restatement Impacts [Member] | Class A | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Balance (in Shares)
Balance
Restatement Impacts [Member] | Class B | Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799	$ 799
Balance (in Shares)	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409		7,980,409
Balance	$ 799	$ 799	$ 799	$ 799	$ 799	$ 799		$ 799